Dispositions	12 Months Ended
Jan. 03, 2021
Discontinued Operations and Disposal Groups [Abstract]
Dispositions	Dispositions
On June 30, 2021, the Company's Board of Directors approved a stock purchase agreement, which was subsequently entered into by the Company on July 1, 2021, for the sale of all of the outstanding capital stock of Taco Cabana, Inc., including nearly all related assets and liabilities, for a cash purchase price of $85.0 million subject to reduction for (i) closing adjustments of approximately $4.6 million and (ii) certain other working capital adjustments as set forth in the stock purchase agreement. The transaction was completed August 16, 2021.
The assets and liabilities of Taco Cabana that were sold are classified as current assets held for sale, non-current assets held for sale, current liabilities held for sale, and non-current liabilities held for sale, respectively, in the consolidated balance sheets as of January 3, 2021 and December 29, 2019. Taco Cabana assets and liabilities that are retained by the Company are not classified as held for sale.
All revenues, costs and expenses and income taxes attributable to Taco Cabana have been aggregated within loss from discontinued operations, net of tax, in the consolidated statements of operations for all periods presented. No amounts for shared general and administrative operating support expense were allocated to discontinued operations. As required by the terms of the new senior credit facility, the proceeds from the sale were used to fully repay Fiesta's outstanding term loan borrowings. The early repayment was subject to a 103% loan prepayment premium. The interest expense and the amortization of discount and debt issuance costs of the term loan portion of the new senior credit facility are included within loss from discontinued operations, net of tax.
Upon completion of the sale of Taco Cabana, the Company began providing certain services to Taco Cabana subject to a transition service agreement which is expected to continue for up to 120 days. The Company retained certain closed Taco Cabana restaurant leases, including the associated operating lease right-of-use assets and operating lease liabilities. The Company also retained liability for Taco Cabana's accrued worker's compensation and general liability claims for periods prior to the sale. These liabilities are recognized in other current liabilities and other non-current liabilities in the consolidated balance sheets. As there are estimates and assumptions inherent in recording these insurance liabilities, including the ability to estimate the future development of incurred claims based on historical trends or the severity of the claims, differences between actual future events and prior estimates and assumptions could result in adjustments to these liabilities.
A summary of assets and liabilities of the discontinued operations is as follows:

	January 3, 2021	December 29, 2019
Carrying amount of major classes of assets included as part of discontinued operations:
Accounts receivable	$3,951	$3,522
Inventories	2,104	1,935
Prepaid expenses and other current assets	2,423	4,100
Total current assets of the disposal group classified as held for sale	8,478	9,557
Property and equipment, net	63,214	80,054
Operating lease right-of-use assets	96,639	105,082
Other assets	170	211
Total non-current assets of the disposal group classified as held for sale	160,023	185,347
Total assets of the disposal group classified as held for sale	$168,501	$194,904

Carrying amount of major classes of liabilities included as part of discontinued operations:
Current portion of long-term debt	$199	$168
Accounts payable	5,014	5,593
Accrued liabilities	9,363	8,965
Other current liabilities	12,649	16,233
Total current liabilities of the disposal group classified as held for sale	27,225	30,959
Long-term debt, net of current portion	740	929
Operating lease liabilities	93,970	103,151
Deferred tax liabilities	1,840	388
Other non-current liabilities	1,773	93
Total non-current liabilities of the disposal group classified as held for sale	98,323	104,561
Total liabilities of the disposal group classified as held for sale	$125,548	$135,520
A summary of the results of the discontinued operations is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Major classes of line items constituting pretax loss of discontinued operations:
Revenues:
Total revenues	$239,445	$297,470	$312,401
Costs and expenses:
Cost of sales	70,433	92,334	95,904
Restaurant wages and related expenses (including stock-based compensation expense of $127, $125, and $56, respectively)	74,817	94,269	101,106
Restaurant rent expense	22,588	25,755	18,577
Other restaurant operating expenses	34,357	41,623	48,684
General and administrative (including stock-based compensation expense of $603, $329, and $368, respectively)	13,229	14,290	13,693
Depreciation and amortization	16,197	17,009	15,147
Pre-opening costs	69	592	783
Goodwill impairment	—	67,909	—
Other income and expense items that are not major	10,133	24,994	16,402
Total operating expenses	241,823	378,775	310,296
Income (loss) from operations	(2,378)	(81,305)	2,105
Interest expense	4,464	3,547	3,691
Loss on extinguishment of debt	1,241	—	—
Loss from discontinued operations before income taxes	(8,083)	(84,852)	(1,586)
Provision for (benefit from) income taxes	(1,258)	(2,461)	(2,482)
Income (loss) from discontinued operations, net of tax	$(6,825)	$(82,391)	$896
A summary of significant investing activity and non-cash operating, investing, and financing activity of the discontinued operations from the consolidated statements of cash flows is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Non-cash operating activities:
Loss (gain) on disposals of property and equipment, net	$(551)	$21	$(742)
Stock-based compensation	730	454	424
Impairment and other lease charges	1,116	13,086	7,557
Goodwill impairment	—	67,909	—
Loss on extinguishment of debt	1,241	—	—
Depreciation and amortization	16,197	17,009	15,147

Investing activities:
Capital expenditures:
New restaurant development	$(854)	$(4,065)	$(9,105)
Restaurant remodeling	(745)	(919)	(531)
Other restaurant capital expenditures	(4,728)	(9,266)	(15,307)
Corporate and restaurant information systems	(1,559)	(3,875)	(3,943)
Total capital expenditures	(7,886)	(18,125)	(28,886)
Proceeds from disposals of properties	4,305	—	1,388
Proceeds from sale-leaseback transactions	3,966	—	—
Proceeds from insurance recoveries	—	—	983
Net cash provided by (used in) investing activities – discontinued operations	$385	$(18,125)	$(26,515)

Supplemental cash flow disclosures:
Interest paid on long-term debt (including capitalized interest of $57, $247 and $377, respectively)	$4,001	$4,198	$3,348

Supplemental cash flow disclosures of non-cash investing and financing activities:
Accruals for capital expenditures	$1,027	$1,510	$1,067
Accruals for financing costs associated with debt	277	—	—
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	18,466	6,456	—
Finance lease ROU assets/capital lease obligations incurred	33	304	—
Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	953	794	—
Operating lease liabilities	1,217	1,054	—
Operating lease right-of-use assets obtained and lease liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	—	112,905	—
Operating lease liabilities	—	122,441	—